Stock-based Compensation	12 Months Ended
Jan. 31, 2022
Disclosure Of Share Based Compensation [Abstract]
Stock-based compensation [Text Block]

10. Stock-based Compensation

The Company has established a stock option plan whereby officers, directors, employees and service providers may be granted options to purchase common shares at a fixed price. Vesting and expiry provisions are determined at the date of grant. The plan provides for the issuance of stock options to acquire up to 10% of the Company's issued and outstanding capital. The plan is a rolling plan as the number of shares reserved for issuance pursuant to the grant of stock options will increase as the Company's issued and outstanding share capital increases.

Year ended January 31, 2021

a) In October 2018, the Company granted options to a consultant to acquire a total of 250,000 common shares. These options were issued at an exercise price of $0.10 per share and vested 75,000 immediately, 37,500 at the date of engineering milestone (vested during the quarter ended July 31, 2019) and balance 137,500 on completion of additional milestones, including 75,000 on model development (vested during the quarter ended October 31, 2019) and 62,500 on project handover with an expiry term of two years. These options expired unexercised in October 2020. The fair value of each option used for the purpose of estimating the stock-based compensation was estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	2.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	100%
Expected life	2 years
Unvested stock-based compensation expense as of January 31, 2021	$-

During the year ended January 31, 2021, the Company expensed $3,311, resulting in unvested stock-based compensation expense of $nil as of January 31, 2021.

b) In November 2018, the Company granted options to a consultant to acquire a total of 100,000 common shares. These options were issued at an exercise price of $0.10 per share and vested 25,000 immediately, and 25,000 each on April 1, 2019, September 1, 2019 and March 1, 2020 with an expiry term of three years. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	2.30%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	100%
Expected life	3 years
Unvested stock-based compensation expense as of January 31, 2021	$-

During the year ended January 31, 2021, the Company expensed $260, resulting in unvested stock-based compensation expense of $nil as of January 31, 2021.

c) On April 6, 2020, the Company granted options to its directors, officers and consultants to purchase up to 9,850,000 common shares. These options were issued at an exercise price of $0.15 per share and have varying vesting periods, with the majority being in equal installments over a quarterly basis throughout the term. These options have a term of one (1) year expiring on April 6, 2021. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.47%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	135%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2021	$-

During the year ended January 31, 2021, the Company expensed $742,833 relating to the vesting of options, resulting in unvested stock-based compensation expense of $nil as of January 31, 2021.

d) On July 17, 2020, the Company granted options to a consultant to purchase up to 80,000 common shares. These options were issued at an exercise price of $1.02 per share and vest one year after date of grant. These options have a term of five (5) years expiring on July 17, 2025. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.35%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	207%
Expected life	5 years
Unvested stock-based compensation expense as of January 31, 2021	$34,246

During the year ended January 31, 2021, the Company expensed $40,603 relating to the vesting of options, resulting in unvested stock- based compensation expense of $34,246 as of January 31, 2021.

e) On September 10, 2020, the Company granted options to a consultant to purchase up to 70,000 common shares. These options were issued at an exercise price of $0.54 per share and vest on completion of milestones, including 40,000 upon approval of a McGill University study and 30,000 upon completion of the study. The Company did not record any stock-based compensation on these options, as they have not yet vested as at January 31, 2021.

f) On September 17, 2020, the Company granted options to a consultant to purchase up to 200,000 common shares. These options were issued at an exercise price of $0.54 per share and vest on date of grant. These options expire on March 30, 2022. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	189%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2021	$-

During the year ended January 31, 2021, the Company expensed $81,979, relating to the vesting of options, resulting in unvested stock- based compensation expense of $nil as of January 31, 2021.

g) On September 21, 2020, the Company granted options to a consultant to purchase up to 250,000 common shares. These options were issued at an exercise price of $0.59 per share and vest in equal installments over a quarterly basis throughout the term. These options have a term of one (1) year expiring on September 21, 2021. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.23%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	188%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2021	$18,958

During the year ended January 31, 2021, the Company expensed $77,375 relating to the vesting of options, resulting in unvested stock- based compensation expense of $18,958 as of January 31, 2021.

As of January 31, 2021, there was $53,204 of unvested stock-based compensation expense.

Year ended January 31, 2022

(a) The Company expensed $34,246 relating to the vesting of options issued on July 17, 2020, resulting in unvested stock- based compensation expense of $nil as of January 31, 2022.

(b) The Company expensed $18,958 relating to the vesting of options issued on September 21, 2020, resulting in unvested stock- based compensation expense of $nil as of January 31, 2022.

(c) On March 23, 2021, the Company granted options to a consultant to purchase up to 250,000 common shares. These options were issued at an exercise price of $0.36 per share and vest equally over the next 3, 6, 9 and 12 months. These options have a term of one (1) year expiring on March 23, 2022. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.26%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	134.3%
Expected life	1 year
Unvested stock-based compensation expense as of January 31, 2022	$1,834

During the year ended January 31, 2022, the Company expensed $50,675 relating to the vesting of options, resulting in unvested stock- based compensation expense of $1,834 as of January 31, 2022.

(d) On June 9, 2021, the Company granted options to a consultant to purchase up to 250,000 common shares. These options were issued at an exercise price of $0.345 per share and vest equally over the next 3, 6, 9 and 12 months. These options have a term of 18 months expiring on December 9, 2022. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.32%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	146.38%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$6,778

During the year ended January 31, 2022, the Company expensed $48,672 relating to the vesting of options, resulting in unvested stock- based compensation expense of $6,778 as of January 31, 2022.

Year ended January 31, 2022

(e) On July 30, 2021, the Company granted options to a consultant to purchase up to 250,000 common shares. These options were issued at an exercise price of $0.25 per share and vest equally over the next 3, 6, 9 and 12 months. These options have a term of 18 months expiring on January 30, 2023. The fair value of each option used for the purpose of estimating the stock-based compensation is estimated using the Black-Scholes option pricing model with the following assumptions:

Risk free rate	0.38%
Expected dividends	0%
Expected forfeiture rate	0%
Expected volatility	131.33%
Expected life	1.5 years
Unvested stock-based compensation expense as of January 31, 2022	$7,826

During the year ended January 31, 2022, the Company expensed $30,445 relating to the vesting of options, resulting in unvested stock- based compensation expense of $7,826 as of January 31, 2022.

As of January 31, 2022, there was a total of $16,438 of unvested stock-based compensation expense.

Continuity of the Company's options is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, January 31, 2020	350,000	$0.10
Granted	10,450,000	$0.18
Expired	(250,000)	$0.10
Exercised	(1,455,000)	$0.15
Outstanding, January 31, 2021	9,095,000	$0.18
Granted	750,000	$0.32
Expired	(4,776,250)	$0.17
Exercised	(3,968,750)	$0.15
Outstanding January 31, 2022	1,100,000	$0.42

As at January 31, 2022, the Company had the following share purchase options outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining Life (Years)	Expiry Date
80,000	80,000	$1.02	3.46	July 17, 2025
70,000	-	$0.54	0.11	March 10, 2022
200,000	200,000	$0.54	0.17	March 30, 2022
250,000	187,500	$0.36	0.15	March 23, 2022
250,000	125,000	$0.35	0.86	December 9, 2022
250,000	125,000	$0.25	1.50	July 30, 2023
1,100,000	780,000	$0.42	0.86